UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-021252

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------

                             101 South Tryon Street
                               Charlotte, NC 28255
                    (Address of principal executive offices)

                          The Corporation Trust Company
                               1209 Orange Street
                              Wilmington, DE 19801
                     (Name and address of agent for service)

                  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA
                               CODE: 646-313-8890

                     DATE OF FISCAL YEAR END: MARCH 31, 2004

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.




                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC

                              FINANCIAL STATEMENTS
                                  (UNAUDITED)

       FOR THE PERIOD APRIL 1, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH
                               SEPTEMBER 30, 2003

                                    CONTENTS

SCHEDULE OF INVESTMENTS ...................................................... 2
STATEMENT OF ASSETS, LIABILITIES AND INVESTORS' CAPITAL ...................... 3
STATEMENT OF OPERATIONS ...................................................... 4
STATEMENT OF CHANGES IN INVESTORS' CAPITAL ................................... 5
STATEMENT OF CASH FLOWS ...................................................... 6
FINANCIAL HIGHLIGHTS ......................................................... 7
NOTES TO FINANCIAL STATEMENTS ................................................ 8








CAPITALIZED TERMS IN THESE FINANCIAL STATEMENTS THAT ARE NOT DEFINED HAVE THE MEANINGS GIVEN TO THEM IN THE FUND'S PROSPECTUS.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              SEPTEMBER 30, 2003
INVESTMENTS                                                           COST                      RELATIVE VALUE        %OF NET
UNDERLYING FUNDS                                                     (000'S)                        (000'S)            ASSETS
EVENT DRIVEN
    Delaware Street Capital, L.P.                                   $ 2,750                        $ 3,013              6.43 %
    Harbert Distressed Investment Fund, L.P.                          2,350                          2,710              5.79
    JANA Partners, L.P.                                               2,000                          2,115              4.52
    L.C. Capital Partners, L.P.                                       3,050                          3,451              7.37
    LibertyView Credit Opportunities Fund, L.L.C.                     3,100                          3,317              7.08
                                                           -----------------  -----------------------------  ----------------
TOTAL EVENT DRIVEN                                                   13,250                         14,606             31.19

EQUITY HEDGE
    Imperium Market Neutral Fund, L.P.                                2,140                          2,202              4.70
    TCS Capital II, L.P.                                              2,600                          2,831              6.04
    Williamson McAree Investment Partners, L.P.                         750                            705              1.51
                                                           -----------------  -----------------------------  ----------------
TOTAL EQUITY HEDGE                                                    5,490                          5,738             12.25

MACRO
    Graham Global Investment Fund, Ltd.                               2,750                          2,542              5.43
                                                           -----------------  -----------------------------  ----------------

MULTI-STRATEGY
    RAM Capital, L.L.C.                                               2,500                          2,546              5.44
                                                           -----------------  -----------------------------  ----------------

RELATIVE VALUE
    Arx Global High Yield Securities Fund I, L.P.                     2,750                          2,839              6.06
    Aristeia Partners, L.P.                                           3,000                          3,092              6.60
    Clinton Riverside Convertible Fund, L.P.                          1,500                          1,451              3.10
    Clinton Multi-Strategy Fund, LLC, Class A                         1,750                          1,734              3.70
    MKP Partners, L.P.                                                2,250                          2,174              4.64
    MKP Opportunity Partners, L.P.                                    2,250                          2,255              4.81
    San Gabriel Opportunity Fund, L.L.C.                              1,500                          1,515              3.23
    Spinnaker Global Opportunity Fund, Ltd.                           2,825                          3,229              6.89
                                                           -----------------  -----------------------------  ----------------
TOTAL RELATIVE VALUE                                                 17,825                         18,289             39.03

             TOTAL UNDERLYING FUNDS                                  41,815                         43,721             93.34
                                                           -----------------  -----------------------------  ----------------


MONEY MARKET FUND
    AIM Prime Portfolio                                               3,306                          3,306              7.06
                                                           -----------------  -----------------------------  ----------------

             TOTAL INVESTMENTS                                     $ 45,121                       $ 47,027            100.40 %
                                                           -----------------  -----------------------------  ----------------



The aggregate cost of investments for tax purposes was $45,121. Net unrealized appreciation on investments for tax purposes was $1,906 consisting of $2,300 of gross unrealized appreciation and $394 of gross unrealized depreciation.

The investments in Underlying Funds shown above, representing 100.40% of Investors' capital, have been fair valued in accordance with procedures established by the Board of Managers.

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF ASSETS, LIABILITIES AND INVESTOR'S CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                       SEPTEMBER 30, 2003
ASSETS                                                    (UNAUDITED)
Investments, at fair value (cost $45,121)                            $ 47,027
Redemptions receivable from Underlying Funds                               93
Other assets                                                               33
                                                   ---------------------------

        TOTAL ASSETS                                                   47,153
                                                   ---------------------------


LIABILITIES

Management fee payable                                                     82
Investor servicing fee payable                                             18
Offering costs payable                                                    134
Professional fees payable                                                  39
Administration fee payable                                                 18
Organizational costs payable                                                3
Accrued expenses                                                           22
                                                   ---------------------------

        TOTAL LIABILITIES                                                 316
                                                   ---------------------------

           INVESTORS' CAPITAL                                        $ 46,837
                                                   ===========================

Affiliated Investors' capital                                          25,246
Investors' capital                                                     21,591
                                                   ---------------------------

            TOTAL INVESTORS' CAPITAL                                 $ 46,837
                                                   ===========================


   The accompanying notes are an integral part of these financial statements.


BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF OPERATIONS (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                     PERIOD APRIL 1, 2003
                                                                                 (COMMENCEMENT OF OPERATIONS)
                                                                                  THROUGH SEPTEMBER 30, 2003
INVESTMENT INCOME                                                                         (UNAUDITED)

  Interest income                                                                          $     5
                                                                                           --------


EXPENSES

  Management fees                                                                              217
  Investor servicing fees                                                                       43
  Professional fees                                                                             47
  Organization costs                                                                            45
  Administration fees                                                                           43
  Insurance fees                                                                                43
  Directors fees                                                                                18
  Miscellaneous expenses                                                                        31
                                                                                           --------

               TOTAL GROSS EXPENSES                                                            487
                                                                                           --------

               LESS: EXPENSE WAIVER                                                            (12)
                                                                                           --------

               TOTAL NET EXPENSES                                                              475
                                                                                           --------

                NET INVESTMENT LOSS                                                           (470)
                                                                                           --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                                              (217)
Net unrealized gain on investments                                                           1,906
                                                                                           --------

                NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                              1,689
                                                                                           --------

                NET INCREASE IN INVESTORS' CAPITAL RESULTING FROM OPERATIONS
                BEFORE INCENTIVE ALLOCATION                                                $ 1,219
                                                                                           ========


   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF CHANGES IN INVESTORS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                             (UNAUDITED)
                                                         AFFILIATED
                                                         INVESTORS            INVESTORS               TOTAL
Investors' capital at April 1, 2003                           $    100         $      -              $    100
Contributions                                                   24,345           21,406                45,751
Allocation of net increase in Investors'
capital resulting from operations before
incentive allocation                                               925              294                 1,219
Offering costs                                                    (124)            (109)                 (233)
                                                              ---------        ---------             ---------
INVESTORS' CAPITAL AT SEPTEMBER 30, 2003                      $ 25,246         $ 21,591              $ 46,837
                                                              =========        =========             =========





   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF CASH FLOWS (IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                           PERIOD APRIL 1, 2003
                                                                                       (COMMENCEMENT OF OPERATIONS)
                                                                                        THROUGH SEPTEMBER 30, 2003
                                                                                                (UNAUDITED)
Cash flows from operating activities:
 Net increase in Investors' capital resulting from operations before incentive
  allocation                                                                                      $  1,219
 Adjustments to reconcile net increase in Investors' capital resulting from operations before incentive allocation to net cash used in operating activities:
        Net realized loss on investments                                                               217
        Net unrealized gain on investments                                                          (1,906)
        Cost of investments purchased                                                              (46,271)
        Proceeds from sale of investments                                                              933
       Increase/decrease in operating assets and liabilities:
        Redemptions receivable from Underlying Funds                                                   (93)
        Other assets                                                                                   (33)
        Management fee payable                                                                          82
        Investor servicing fee payable                                                                  18
        Offering costs payable                                                                         134
        Professional fees payable                                                                       39
        Administration fee payable                                                                      18
        Organizational costs payable                                                                     3
        Accrued expenses                                                                                22
                                                                                                 ----------

         NET CASH USED IN OPERATING ACTIVITIES                                                     (45,618)
                                                                                                 ----------

Cash flows from financing activities:
 Capital contributions                                                                              45,518
                                                                                                 ----------

         NET CASH PROVIDED BY FINANCING ACTIVITIES                                                  45,518
                                                                                                 ----------

Net decrease in cash and cash equivalents                                                             (100)

Cash and cash equivalents, beginning of period                                                         100
                                                                                                 ----------

Cash and cash equivalents, end of period                                                          $      -
                                                                                                 ==========


   The accompanying notes are an integral part of these financial statements.

                                        6



BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      APRIL 1, 2003
                                                                       (COMMENCEMENT OF OPERATIONS)
                                                                        THROUGH SEPTEMBER 30, 2003
                                                                        (UNAUDITED)
TOTAL RETURN
Total return before incentive allocation (1)                                      3.73 %
Incentive allocation                                                             (0.02)
                                                                      ------------------
             Total return after incentive allocation(1)                           3.71 %
                                                                      ------------------
Investors' capital, end of period (000's)                                     $ 46,837
RATIOS TO AVERAGE NET ASSETS*
Net investment loss ratio
    Net investment loss, before waivers (3)                                      (2.79)%
    Net investment loss, net of waivers (3)                                      (2.72)%
Expense ratio before incentive allocation
    Operating expenses, before waivers (2) (3)                                    2.82 %
    Operating expenses, net of waivers (2) (3)                                    2.75 %
    Operating expenses, before organizational expenses (2) (3) (4)                2.45 %
Expense ratio, net after incentive allocation (3)                                 2.79 %
Portfolio turnover rate (5)                                                       2.49 %







*     Average net assets are calculated using month end net assets averaged over the period.
(1)   Total return is for the period indicated and has not been annualized.  Total return is calculated for all the Investors taken as a whole.  An individual Investor's return may vary from these returns based on the timing of capital transactions.
(2)   Does not include expenses of the Underlying Funds in which the Fund invests.  The expense ratio (expense and incentive allocation ratio) is calculated for the Investors taken as a whole.  The computation of such ratios based on the amount of expenses and incentive allocation assessed to an individual Investor's capital may vary from these ratios based on the timing of capital transactions.
(3)   Annualized.
(4)   Does not include organizational costs charged during the period ending September 30, 2003.  Those amounts can be found on the Statement of Operations.
(5)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------



 1.   ORGANIZATION

      BACAP Alternative Multi-Strategy Fund, LLC (the "Fund"), is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as a non-diversified, closed-end management investment company. The Fund's limited liability company interests ("Interests") are registered under the Securities Act of 1933, as amended (the "1933 Act"). The Fund commenced operations on April 1, 2003.

      Banc of America Capital Management, LLC ("BACAP"), serves as the Fund's investment adviser ("Adviser") and has the responsibility for the management of the business and affairs of the Fund on a daily basis. BACAP is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

      The investment objective of the Fund is to generate consistent long-term capital appreciation with low volatility and limited risk under a wide range of market conditions. The Fund will attempt to achieve the investment objective by allocating its assets among at least 15 private investment funds, discretionary managed accounts or special purpose vehicles created for the Fund (collectively, "Underlying Funds"). The Adviser allocates the assets of the Fund among Underlying Funds that employ one or more of the following strategies: (i) Event Driven (e.g.Risk (Merger) Arbitrage, Capital Structure Arbitrage, Distressed Securities and Special Situations); (ii) Relative Value (e.g.Convertible Arbitrage, Fixed Income Arbitrage, Statistical Arbitrage, Non-Traditional Convertible Arbitrage and Volatility Arbitrage); (iii) Equity Hedge; and (iv) Macro .

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America except for the deferral and amortization of organization costs as more fully explained below. The preparation of financial statements in accordance with such generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.


      The offering costs were charged directly to capital upon the initial sale of Interests. The organizational costs are expensed as incurred, however, in order to achieve a more equitable distribution of the impact of organizational and initial offering costs among Investors, an initial allocation of these costs is made as of the first date on which capital contributions of Investors are made. These allocations will thereafter be adjusted as of each date during the one year period following commencement of the Fund's operations that additional capital is contributed to the Fund by Investors. This procedure generally will result in a final allocation of the Fund's organizational and initial offering costs among Investors based on the percentage that an Investor's contributed capital to the Fund bears to the total capital contributed to the Fund through its twelfth month of operation.


      The following are the significant accounting policies adopted by the Fund:

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


      SECURITY TRANSACTIONS


      Purchases and sales of investments in Underlying Funds are recorded on the effective date as specified in the Underlying Funds' investment agreement. Purchases and sales of other securities are accounted for on the trade-date basis. Realized gains and losses are recorded at the time of disposition of the respective investment on a first in, first out basis.


      VALUATIONS

      The net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any Fiscal Period in accordance with U.S. generally accepted accounting principles and the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers (the "Board"). The net asset value of the Fund equals the value of the assets of the Fund, less all of its liabilities, including accrued fees and expenses.

      The Valuation Committee values interests in Private Funds at fair value in accordance with written policies and procedures (the "Valuation Procedures") approved by the Board that seek to ensure that the Fund is able to reliably determine the value of its investments in Private Funds. The Fund's Board, including the Independent Managers, has been advised about its duties with respect to valuation as described in the Valuation Procedures. Fair value of interests of Private Funds ordinarily is the value determined by the Valuation Committee based upon the valuation reported by the Fund Manager in accordance with the policies established by the relevant Private Fund. As a general matter, the fair value of the Fund's interest in a Private Fund will represent the amount that the Fund could reasonably expect to receive from the Private Fund if the Fund's interests were redeemed at the time of the valuation, based upon information reasonably available at the time the valuation is made and that the Valuation Committee believes to be reliable. In the unlikely event that a Private Fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of the Private Fund based on the most recent value reported by the Private Fund, as well as any other relevant information available at the time the Fund values its portfolio. Prior to investing in any Private Fund, the Valuation Committee will conduct a due diligence review of the valuation methodology used by the Private Fund, which as a general matter will use market value when available, and otherwise use principles of fair value that the Valuation Committee reasonably believes to be consistent with those used by the Fund for valuing its own investments. Following the Valuation Procedures, in the absence of specific transaction activity in a particular Private Fund, the Valuation Committee will consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount.

      Valuations provided to the Fund by a Fund Manager may be based upon estimated or unaudited reports, and may be subject to later adjustment or revision by the Fund Manager. Any such adjustment or revision will either increase or decrease the net asset value of the Fund at the time that the Fund is provided with information regarding the adjustment. The Fund does not expect to restate its previous net asset values to reflect an adjustment or revision by a Private Fund. Accordingly, an Investor may have its Interest (or portion thereof) repurchased at a price that is higher or lower than a subsequently adjusted amount. For example, any increases in the net asset value of the Fund

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      resulting from a subsequent adjusted valuation is entirely for the benefit of the outstanding Interests of the Fund and to the detriment of Investors who had Interests of the Fund repurchased at a price lower than the adjusted amount. The same principles apply to the purchase of Interests, and new Investors may be affected in a similar way. Although the Valuation Committee reviews the valuations provided by Fund Managers, the Valuation Committee cannot confirm the accuracy of valuations provided by Fund Managers.

      Situations involving uncertainties as to the valuation of portfolio positions could have an adverse effect on the Fund's net assets if the judgments of the Adviser or Fund Managers regarding appropriate valuations should prove incorrect. Also, Fund Managers may only provide determinations of the net asset value of Underlying Funds on a weekly or monthly basis, in which event it may not be possible to determine the net asset value of the Fund more frequently. If Fund Manager valuations are consistently delayed, missing or inaccurate, the Adviser generally will consider whether the Underlying Fund continues to be an appropriate investment for the Fund. The Fund may be unable to sell interests in an Underlying Fund quickly, and could therefore be obligated to continue to hold the interests. In such a case, the Valuation Committee would continue to value the interests without the benefit of the Fund Manager valuations, and the Valuation Committee may determine to discount the value of the interests or value them at zero.

      INCOME ALLOCATION
      As of the last day of each fiscal period, any net profit or net loss for the fiscal period, and any offering costs required by applicable accounting principles to be charged to capital that are paid or accrued during the fiscal period, shall be allocated among and credited to or debited against the Capital Accounts of the Investors in accordance with their respective Capital Account balances for such fiscal period.

      INTEREST AND DIVIDENDS
      Interest income is recognized on an accrual basis. Dividend income is recognized on the ex-dividend date.

      CASH AND CASH EQUIVALENTS
      Cash and cash equivalents consist of cash on hand and liquid investments with maturities of less than 90 days.

      INCOME TAXES
      The Fund is not subject to federal and state income tax. Accordingly, for federal and state income tax purposes, each Investor is responsible for the tax liability or benefit related to his/her share of taxable income or loss.

3.    INVESTORS' CAPITAL ACCOUNTS

      A separate capital account is maintained for each Investor of the Fund. The increase or decrease in Investors' capital resulting from operations is allocated to each Investor based on its pro-rata share of aggregated capital in the Fund.

      CONTRIBUTIONS
      The Fund is offered through BACAP Distributors, LLC (the "Distributor"), an affiliate of the Adviser,

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      and through Selling Agents exclusively to "qualified clients" as defined in the Advisers Act and the regulations thereunder. The minimum initial investment in the Fund is $50,000. Subsequent investments must be at least $10,000. These minimums may be modified by the Fund from time to time, and they may be waived by the Fund for certain investors.

      Investments in the Fund may be subject to a sales load of up to 3.00%. The sales load may be waived by the Fund for certain types of investors. In addition, the Fund may compensate Selling Agents for selling Interests to their customers. The Fund may pay Selling Agents a service fee for investor service and account maintenance services.

      WITHDRAWALS

      The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Investors. Repurchases are made at such times and on such terms as may be determined by the Board, in its sole discretion, and are generally offers to repurchase a specified dollar amount of outstanding Interests. In determining whether and when the Fund should repurchase Interests, the Board considers recommendations from the Adviser. Depending on market conditions and other factors, the Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests from Investors as of December 31, 2003. Thereafter, depending on market conditions and other factors, the Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests from Investors twice each year, effective as of June 30 and December 31 of each year.

4.    INVESTMENTS IN UNDERLYING FUNDS

      The valuation of the investments in Underlying Funds represents the approximate amount the Fund could expect to receive if it were to liquidate its investments in the Underlying Funds at the time of valuation. As of September 30, 2003, the Fund was invested in nineteen Underlying Funds, none of which are related parties.

5.    MANAGEMENT FEES

      In consideration of services provided by the Adviser, the Fund pays the Adviser a monthly fee computed at an annual rate of 1.25% of the net assets of the Fund as of the last day of each month, before reduction for any repurchases of Interests or the Incentive Allocation (the "Management Fee"). The Management Fee will be prorated for any period that is less than a full month and adjusted for contributions to the Fund during a month.

      The Adviser has agreed to waive fees and/or reimburse expenses of the Fund until December 31, 2004, to the extent necessary to assure that the total ordinary operating expenses of the Fund do not exceed an annual rate of 2.95% of the average monthly net assets of the Fund. Ordinary operating expenses do not include organizational costs, interest, taxes, the Incentive Allocation and extraordinary expenses. The Adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the end of the fiscal year in which such waiver or reimbursement occurred, if such recovery does not cause the Fund's expenses to exceed the expense limitation. At September 30, 2003, $11,592 was recoverable by the Adviser pursuant to this arrangement.


6.    INCENTIVE ALLOCATION

      At the end of each fiscal year, an amount equal to 10% of the excess of the net capital appreciation allocated to the capital account of each Investor for such fiscal year will be reallocated from the

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      capital account of each Investor to the capital account of the Adviser (the "Incentive Allocation"), provided however, that the net capital appreciation upon which the calculation of the Incentive Allocation exceeds the sum of: (i) such Investors' "Hurdle Amount" (as defined below) and (ii) any unrecovered balance remaining in the Investors' "Loss Carryforward" (as defined below).

      The "Hurdle Amount" is the amount that an Investor would have earned for the fiscal year if it had received an annualized rate of return equal to the applicable Hurdle Rate on its opening capital account balance. The Hurdle rate is 6.00% per annum, computed on the basis of a 360-day year. The Hurdle Rate is not cumulative from year to year.


      The "Loss Carryforward" is a memorandum account, established for each Investor. At the end of each fiscal year, the Loss Recovery Account will be increased for each Investor's proportionate share of the aggregate net capital depreciation (or net loss) incurred during the fiscal year; provided, however, that the Loss Carryforward amount will be reduced proportionately to reflect any withdrawls of capital by a Investor. The Loss Recovery Account must be reduced to zero before the Investor can be charged an incentive fee in any of the following years. As of September 30, 2003, there was $6,889 accrued as an incentive fee.

7.    ADMINISTRATION AGREEMENT

      The Fund has entered into an administration services agreement (the "Administration Agreement") with SEI Investments Global Fund Services (the "Administrator"), to perform certain administrative services. These administrative services include, among other things, maintaining the Fund's books and records and handling Members' capital transactions.

      As per the Administration Agreement, the Fund pays the Administrator a fee which is accrued and calculated based on predetermined rates.

8.    CONTINGENCIES AND COMMITMENTS

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9.    RECENT FASB INTERPRETATION

      The Fund has invested, for purposes of capital appreciation, in various Underlying Funds that vary by size, industry and geographical concentration. The Fund has not yet evaluated these investments for purposes of determining which would be deemed "variable interest entities" as defined in Financial Accounting Standards Board Interpretation No. 46, "Consolidation of Variable Interest Entities-an Interpretation of ARB No. 51" (FIN 46). However, the Fund's maximum exposure to loss as a result of its involvement with any of those investments deemed to be a variable interest entity in accordance with FIN 46 would be limited to the total amount of its investments in the Underlying Funds.

10.   RELATED PARTY TRANSACTIONS

      On February 25, 2003, BACAP seeded the Fund with $100,000. In addition, to assist in implementing the investment program, NB Funding Company, LLC ("NB Funding"), a wholly-owned subsidiary of Bank of America Corporation and BACAP invested $24,300,000 and $145,000 respectively at April 1, 2003.

11.   CONCENTRATION OF RISK

      The Fund invests primarily in Underlying Funds, which engage in a variety of investments and off-balance-sheet financial instruments, including derivatives, which expose the Fund and the Underlying Funds to risk. Market risk arises principally from the potential for changes in the price of underlying securities and the volatility of prices, which may exceed the value stated on the Underlying Funds' statement of financial condition. Credit risk arises primarily from the potential inability of counterparties to perform in accordance with the contract, including clearing brokers. The Fund's exposure to credit risk associated with counterparty non-performance is generally limited to the fair value of its investment in each Underlying Fund. The Underlying Funds may enter into the following transactions and the related risks are described below:

      SHORT SALES

      Short sales are sale of securities that are not owned or that are not intended for delivery and the seller will therefore be obligated to purchase such securities at a future date. The value of the open short position is recorded as a liability, and unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position is recorded by the seller. A realized gain or loss is recorded when the short position is closed out. By entering into short sales, the seller bears the market risk of increases in value of the security sold short in excess of the proceeds received.

      SWAP AGREEMENTS

      A swap contract is a contract under which two parties agree to make periodic payments to each other based on the value of a security, a specified interest rate, an index or the value of some other instrument applied to a stated or "notional" amount. Swaps are subject to various types of risk, including market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

      OPTIONS

      The Underlying Funds may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer has the right but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or other underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying asset declines (in the case of a put option) or increases (in the case of call option). The writer of an option can never profit by more than the premium paid by the buyer but can lose an unlimited amount.

      FUTURES CONTRACTS

      The Underlying Funds may use equity index futures contracts for hedging and non-hedging purposes. Upon entering into a futures contract, the Underlying Funds are required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Pursuant to the contract, the Underlying Funds agree to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      Underlying Funds as unrealized gains or losses. When the contract is closed, the Underlying Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The use of futures transactions includes the risk of imperfect correlation in movements in the price of futures contracts, interest rates, underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts.

      LEVERAGE TRANSACTIONS

      In order to obtain more investable cash, the Underlying Funds may use various forms of leverage including purchasing securities on margin. Such leverage may allow the Underlying Funds to increase partners' capital at a greater rate during increasing markets, but also may lead to a more rapid decrease in partners' capital in a declining market. A margin transaction consists of purchasing an investment with money loaned by a broker and agreeing to repay the broker at a later date. Interest expense on the outstanding margin balance is based on market rates at the time of the borrowing.


      FORWARD FOREIGN CURRENCY CONTRACTS

      The Underlying Funds may enter into forward foreign currency contracts with approved counterparties as hedges against portfolio positions. Forward contracts are over-the-counter contracts for delayed delivery of currency in which the buyer agrees to buy and the seller agrees to deliver a specified currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. All commitments are "marked to market" on each valuation date at the applicable foreign exchange rate and any resulting unrealized gain or loss is recorded on such date. The Underlying Fund realizes gains and losses at the time forward contracts are extinguished or closed upon entering into an offsetting contract.

12.   LITIGATION EVENT

      On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC ("Canary") and its managers in connection with an investigation into alleged improper mutual fund trading practices with certain families of mutual funds, including the Nations Funds family, for which the Adviser serves as investment adviser and the Distributor as distributor. Specifically, the NYAG alleged that Canary and its managers engaged in activities that it characterized as "market timing" and also "late trading." The Adviser and Distributor are cooperating with the NYAG, the U.S. Securities and Exchange Commission and other regulators in connection with inquiries arising from these allegations.

      Since September 5, 2003, a number of lawsuits have been filed in connection with these circumstances. The Fund's Adviser and Distributor, as well as Robert H. Gordon (formerly the President and a Manager of the Fund) and affiliates of the Adviser and Distributor, are named as defendants in many of these lawsuits. The lawsuits generally allege violations of various federal and state laws in connection with these circumstances. Additional lawsuits arising out of these circumstances and presenting allegations that are not materially different from those described above may be filed against these and related parties in the near future.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

13.   SUBSEQUENT EVENTS

      During the months ended September 30, 2003 and October 31, 2003, Investors contributed a total of $2,214,694 and $1,300,000, respectively.

                                       15
ITEM 2.    CODE OF ETHICS.

Only effective for annual reports for periods ending on or after July 15, 2003.


ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Only effective for annual reports for periods ending on or after July 15, 2003.


ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Only effective for annual reports for periods ending on or after December 15, 2003.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


ITEM 6.  (RESERVED)


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


ITEM 8.  (RESERVED)


ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.


ITEMS 10.  EXHIBITS.

(a)(1)

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BACAP Alternative Multi-Strategy Fund, LLC


By (Signature and Title)*                            /s/Lawrence Morgenthal
                                                     ---------------------------
                                                     Lawrence Morgenthal
Date:  December 18, 2003                             President






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                            /s/Lawrence Morgenthal
                                                     ---------------------------
                                                     Lawrence Morgenthal
Date:  December 18, 2003                             President



By (Signature and Title)*                            /s/ Edward D. Bedard
                                                     ---------------------------
                                                     Edward D. Bedard
 Date:  December 23, 2003                            Chief Financial Officer



* Print the name and title of each signing officer under his or her signature.